February 2, 2006

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Brandywine Blue Fund, Inc. File Nos. 033-37959 and 811-06221 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Brandywine Fund, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.        The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 19 to the Form N-1A Registration Statement filed by the Company on January 27, 2006, which became effective that same day. This is the most recent amendment to such registration statement.

        2.        The text of Post-Effective Amendment No. 19 was filed with the Securities and Exchange Commission by direct transmittal via the Edgar system on January 27, 2006.

Very truly yours,
BRANDYWINE BLUE FUND, INC.
By: /s/ Lynda J. Campbell
Lynda J. Campbell
Vice President and Secretary